Cost of Revenues - Schedule of cost of revenues (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of Revenue [Abstract]
Revenue sharing fees		¥ 16,969	¥ 27,673	¥ 19,550
Content and operational costs		484,857	513,449	482,641
Bandwidth costs		46,679	56,275	57,095
Total	[1]	¥ 548,505	¥ 597,397	¥ 559,286

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):